Equity (Details)		12 Months Ended
	Nov. 29, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares
Equity [Line Items]
Authorized share capital (in Dollars) | $		$ 50,000
Number of shares authorized		1,000,000,000
Number of votes		1
Percentage of share amount	5.00%
Equity issuance cost (in Dollars) | $		$ 2.813
Class A shares [member]
Equity [Line Items]
Number of shares authorized		900,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00005
Number of votes		1
Shares issued		25,000,000
Number of shares outstanding		25,000,000
Class B shares [member]
Equity [Line Items]
Number of shares authorized		100,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00005
Number of votes		20
Shares issued		5,625,000
Number of shares outstanding		5,625,000
BriliA Inc [Member] | Class A shares [member]
Equity [Line Items]
Shares issued	2,500,000
BriliA Inc [Member] | Class B shares [member]
Equity [Line Items]
Shares issued	4
Initial Public Offering [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 5.20
Initial Public Offering [Member] | Class A shares [member]
Equity [Line Items]
Shares issued	130
Representative’s Warrants [Member]
Equity [Line Items]
Warrants issued (in Dollars) | $	$ 307,737
Equity issuance cost (in Dollars) | $		$ 307,737
Representative’s Warrants [Member] | Initial Public Offering [Member] | Class A shares [member]
Equity [Line Items]
Purchase of ordinary shares	125,000